Debt - Schedule of Debt (Details) - CAD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Schedule of Debt [abstract]
Senior credit facility	$ 570,000
Infrastructure loan	45,628
Unamortized debt issuance costs	(11,764)
Debt	603,864
Current portion	1,625
Debt	$ 602,239